Stock-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	0 Months Ended				1 Months Ended			0 Months Ended				1 Months Ended		3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended					3 Months Ended		12 Months Ended					3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended													0 Months Ended	1 Months Ended				3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Dish awards	Dec. 31, 2012 Dish awards	Dec. 28, 2012 Dish awards Class A common stock	Dec. 02, 2012 Dish awards Class A common stock	Dec. 02, 2011 Dish awards Class A common stock	Nov. 02, 2011 Dish awards Class A common stock	Dec. 31, 2012 Dish awards Class A common stock	Dec. 31, 2009 Dish awards Class A common stock	Mar. 31, 2013 Dish awards Class A common stock	Dec. 28, 2012 Dish awards Class B common stock	Dec. 02, 2012 Dish awards Class B common stock	Dec. 02, 2011 Dish awards Class B common stock	Nov. 02, 2011 Dish awards Class B common stock	Dec. 31, 2012 Dish awards Class B common stock	Dec. 31, 2009 Dish awards Class B common stock	Mar. 31, 2013 Long-Term Performance Based Plans	Mar. 31, 2012 Long-Term Performance Based Plans	Dec. 31, 2012 Long-Term Performance Based Plans	Dec. 31, 2011 Long-Term Performance Based Plans	Dec. 31, 2010 Long-Term Performance Based Plans	Mar. 31, 2013 2005 LTIP	Dec. 31, 2012 2005 LTIP	Dec. 31, 2005 2005 LTIP	Mar. 31, 2013 2005 LTIP Dish awards	Dec. 31, 2012 2005 LTIP Dish awards	Mar. 31, 2013 2005 LTIP Echostar awards	Dec. 31, 2012 2005 LTIP Echostar awards	Mar. 31, 2013 The 2008 LTIP	Mar. 31, 2012 The 2008 LTIP	Dec. 31, 2012 The 2008 LTIP	Dec. 31, 2011 The 2008 LTIP	Dec. 31, 2010 The 2008 LTIP	Mar. 31, 2013 The 2008 LTIP Dish awards	Dec. 31, 2012 The 2008 LTIP Dish awards	Mar. 31, 2013 Other Employee Performance Awards	Mar. 31, 2012 Other Employee Performance Awards	Dec. 31, 2012 Other Employee Performance Awards	Dec. 31, 2011 Other Employee Performance Awards	Dec. 31, 2010 Other Employee Performance Awards	Mar. 31, 2013 Other Employee Performance Awards Dish awards	Dec. 31, 2012 Other Employee Performance Awards Dish awards	Mar. 31, 2013 Stock Option Adjustment	Dec. 31, 2012 Stock Option Adjustment	Dec. 31, 2010 Stock Option Adjustment	Mar. 31, 2013 2013 LTIP Dish awards	Mar. 31, 2013 Stock Options	Mar. 31, 2012 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Mar. 31, 2012 Stock Options Maximum	Dec. 31, 2012 Stock Options Maximum	Dec. 31, 2011 Stock Options Maximum	Dec. 31, 2010 Stock Options Maximum	Mar. 31, 2012 Stock Options Minimum	Dec. 31, 2012 Stock Options Minimum	Dec. 31, 2011 Stock Options Minimum	Dec. 31, 2010 Stock Options Minimum	Mar. 31, 2013 Stock Options Dish awards	Dec. 31, 2012 Stock Options Dish awards	Dec. 31, 2011 Stock Options Dish awards	Dec. 31, 2010 Stock Options Dish awards	Mar. 31, 2013 Stock Options Dish awards Maximum	Dec. 31, 2012 Stock Options Dish awards Maximum	Mar. 31, 2013 Stock Options Echostar awards	Dec. 31, 2012 Stock Options Echostar awards	Mar. 31, 2013 Stock Options Long-Term Performance Based Plans Dish awards	Dec. 31, 2012 Stock Options Long-Term Performance Based Plans Dish awards	Dec. 31, 2011 Stock Options Long-Term Performance Based Plans Dish awards	Dec. 31, 2010 Stock Options Long-Term Performance Based Plans Dish awards	Mar. 31, 2013 Stock Options 2005 LTIP Dish awards	Dec. 31, 2012 Stock Options 2005 LTIP Dish awards	Mar. 31, 2013 Stock Options The 2008 LTIP Dish awards	Dec. 31, 2012 Stock Options The 2008 LTIP Dish awards	Mar. 31, 2013 Stock Options Other Employee Performance Awards Dish awards	Dec. 31, 2012 Stock Options Other Employee Performance Awards Dish awards	Jan. 02, 2013 Stock Options Stock Option Adjustment Dish awards	Jan. 31, 2013 Stock Options Stock Option Adjustment Dish awards	Jan. 31, 2012 Stock Options Stock Option Adjustment Dish awards employee	Feb. 28, 2010 Stock Options Stock Option Adjustment Dish awards employee	Mar. 31, 2013 Stock Options 2013 LTIP Dish awards	Mar. 31, 2013 Restricted Stock Units Dish awards	Dec. 31, 2011 Restricted Stock Units Dish awards	Dec. 31, 2010 Restricted Stock Units Dish awards	Mar. 31, 2013 Restricted Stock Units Echostar awards	Dec. 31, 2012 Restricted Stock Units Echostar awards	Mar. 31, 2013 Restricted Stock Units Long-Term Performance Based Plans Dish awards	Dec. 31, 2012 Restricted Stock Units Long-Term Performance Based Plans Dish awards	Dec. 31, 2011 Restricted Stock Units Long-Term Performance Based Plans Dish awards	Dec. 31, 2010 Restricted Stock Units Long-Term Performance Based Plans Dish awards	Mar. 31, 2013 Restricted Stock Units 2005 LTIP Dish awards	Dec. 31, 2012 Restricted Stock Units 2005 LTIP Dish awards	Mar. 31, 2013 Restricted Stock Units The 2008 LTIP Dish awards	Dec. 31, 2012 Restricted Stock Units The 2008 LTIP Dish awards	Mar. 31, 2013 Restricted Stock Units Other Employee Performance Awards Dish awards	Dec. 31, 2012 Restricted Stock Units Other Employee Performance Awards Dish awards	Mar. 31, 2013 Restricted Stock Units 2013 LTIP Dish awards
Stock-Based Compensation
Expiration term (in years)																																																																				10 years	10 years
Percentage of stock awards vesting per year (as a percent)						20% per year	20% per year
Common stock available for future grant under stock incentive plans (in shares)												72,700,000		70,000,000
Cash dividend (in dollars per share)								$ 1.00	$ 1.00	$ 2.00	$ 2.00	$ 1.00	$ 2.00		$ 1.00	$ 1.00	$ 2.00	$ 2.00	$ 1.00	$ 2.00
Number of stock options subject to an exercise price change in connection with the Stock Option Adjustment (in shares)																																																																																		12,900,000		17,300,000	16,900,000
Number of employees affected by stock option adjustment																																																																																				400	400
Reduction in exercise price due to dividend declaration (in dollars per share)																																																																																			$ 0.77	$ 2.00	$ 2.00
Stock option activity
Total options outstanding, beginning of period (in shares)																																																																13,018,490	17,640,074	18,447,004	18,094,235			787,232	644,972	8,262,300	6,400,700	8,022,975	9,907,250	1,878,500	1,878,500	1,513,800	1,522,200	3,000,000	3,000,000					1,870,000
Granted (in shares)																																																																1,870,000	589,500	3,198,500	2,450,500
Exercised (in shares)																																																																(271,895)	(4,406,888)	(1,640,462)	(408,231)
Forfeited and cancelled (in shares)																																																																(27,000)	(804,196)	(2,364,968)	(1,689,500)
Total options outstanding, end of period (in shares)																																																																14,589,595	13,018,490	17,640,074	18,447,004			787,232	644,972	8,262,300	6,400,700	8,022,975	9,907,250	1,878,500	1,878,500	1,513,800	1,522,200	3,000,000	3,000,000					1,870,000
Exercisable at end of period (in shares)																																																																4,518,294	4,310,489	6,387,798	5,325,753
Weighted-Average Exercise Price
Total options outstanding, beginning of period (in dollars per share)																																																																$ 18.99	$ 20.38	$ 17.76	$ 20.86					$ 22.11	$ 18.71	$ 18.89	$ 15.29	$ 20.83	$ 21.60	$ 9.47	$ 10.32	$ 20.39	$ 21.16					$ 36.40
Granted (in dollars per share)																																																																$ 36.40	$ 32.25	$ 28.52	$ 18.34
Exercised (in dollars per share)																																																																$ 18.05	$ 18.51	$ 12.36	$ 9.99
Forfeited and cancelled (in dollars per share)																																																																$ 18.55	$ 20.34	$ 12.11	$ 21.69
Total options outstanding, end of period (in dollars per share)																																																																$ 20.55	$ 18.99	$ 20.38	$ 17.76					$ 22.11	$ 18.71	$ 18.89	$ 15.29	$ 20.83	$ 21.60	$ 9.47	$ 10.32	$ 20.39	$ 21.16					$ 36.40
Exercisable at end of period (in dollars per share)																																																																$ 17.43	$ 17.92	$ 21.73	$ 22.70
Aggregate intrinsic value
Options outstanding																																																																$ 253,104	$ 226,617
Options exercisable																																																																92,468	79,656
Restricted stock units
Total restricted stock units outstanding, beginning of period (in shares)																																																																																							1,076,748	1,271,984	857,719	42,288	42,954	2,011,748	1,076,748	1,179,709	1,271,984	211,498	211,498	10,250	10,250	855,000	855,000	935,000
Granted (in shares)																																																																																							935,000	300,000	600,000
Total restricted stock units outstanding, end of period (in shares)																																																																																							2,011,748	1,179,709	1,271,984	42,288	42,954	2,011,748	1,076,748	1,179,709	1,271,984	211,498	211,498	10,250	10,250	855,000	855,000	935,000
Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, beginning of period (in dollars per share)																																																																																							$ 22.82	$ 22.06	$ 25.04			$ 29.13	$ 22.82	$ 23.11	$ 22.06
Granted (in dollars per share)																																																																																							$ 36.40	$ 30.67	$ 18.15
Total restricted stock units outstanding, end of period (in dollars per share)																																																																																							$ 29.13	$ 23.11	$ 22.06			$ 29.13	$ 22.82	$ 23.11	$ 22.06
2005 LTIP Terms
Vesting period																												7 years
Percentage awards vesting per annum during first four years																												10.00%
Percentage awards vesting per annum after first four years																												20.00%
Unrecognized non-cash stock-based compensation expense
Total																										37,912	36,722		32,321	31,114	5,591	5,608
Vested Portion																										35,112	33,750		29,856	28,499	5,256	5,251
Share-based compensation additional disclosures
Tax benefit from stock awards exercised																																																			1,622	1,743	22,898	9,786	1,665
Portion vested (as a percent)																																	70.00%		70.00%
Remaining portion to meet vesting condition (as a percent)																																	30.00%		30.00%
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized	10,219	22,087	38,573	31,163	15,387																3,782	8,635	16,496	19,088	3,255								1,781	5,496	9,025	18,944	2,984			2,001	3,139	7,471	144	271			4,000	13,000	3,000
Estimated Remaining Non-Cash, Stock-Based Compensation Expense
Remaining expense estimated to be recognized during 2013																																						938							1,789
Estimated contingent expense subsequent to 2013																																													43,185	42,804				64,826
Total estimated remaining expense over the term of plan																																						$ 938	$ 1,778						$ 44,974	$ 45,481
Black-Scholes option valuation model, assumptions
Risk-free interest rate (as a percent)																																																			1.93%
Risk free interest rate, low end of range (as a percent)																																																				0.51%	0.41%	0.36%	1.50%
Risk free interest rate, high end of range (as a percent)																																																				1.29%	1.29%	3.18%	2.89%
Volatility factor (as a percent)																																																			32.37%
Volatility factor, low end of range (as a percent)																																																				38.80%	33.15%	31.74%	33.33%
Volatility factor, high end of range (as a percent)																																																				39.34%	39.50%	45.56%	38.63%
Expected term of options																																																			10 years					5 years 10 months 24 days	5 years 10 months 24 days	10 years	7 years 6 months	3 years 4 months 24 days	3 years 1 month 6 days	3 years 7 months 6 days	5 years 2 months 12 days
Weighted-average fair value of options granted (in dollars per share)																																																			$ 16.37					$ 12.69	$ 13.79	$ 14.77	$ 8.14	$ 9.49	$ 6.72	$ 8.73	$ 6.83
Dividend yield percentage																																																			0.00%	0.00%	0.00%	0.00%	0.00%